UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

(formerly Spartan ® Money Market Fund)

July 31, 2005

1.804826.101

SMI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
AOL Time Warner, Inc.
4/15/06	4.03%	$ 3,540	$ 3,587
British Telecommunications PLC
12/15/05	3.38	2,620	2,661
12/15/05	3.39	3,900	3,961
12/15/05	3.40	685	696
12/15/05	3.43	2,730	2,773
12/15/05	3.51	660	670
12/15/05	3.71	2,840	2,882
12/15/05	3.78	484	491
Comcast Cable Communications, Inc.
1/30/06	3.91	2,320	2,345
France Telecom SA
3/1/06	3.65 (a)	1,045	1,067
3/1/06	3.70 (a)	330	337
3/1/06	3.72 (a)	965	985
3/1/06	3.76 (a)	310	316
3/1/06	3.80 (a)	1,295	1,321
3/1/06	3.81 (a)	1,985	2,025
3/1/06	3.82 (a)	2,470	2,519
3/1/06	3.85 (a)	525	535
Morgan Stanley
4/15/06	3.90	5,000	5,070
TOTAL CORPORATE BONDS			34,241
Certificates of Deposit - 27.5%

Domestic Certificates Of Deposit - 1.4%
Huntington National Bank, Columbus
9/20/05	3.55	5,000	5,000
10/24/05	3.41	5,000	5,000
Washington Mutual Bank, California
8/18/05	3.17	69,000	69,000
			79,000
London Branch, Eurodollar, Foreign Banks - 11.1%
ABN-AMRO Bank NV
8/8/05	3.17	55,000	55,000
Alliance & Leicester PLC
8/10/05	3.08	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Barclays Bank PLC
7/19/06	4.00%	$ 25,000	$ 25,000
Calyon
7/17/06	4.00	25,000	25,000
7/18/06	4.00	25,000	25,000
Credit Agricole SA
7/18/06	4.00	25,000	25,000
Credit Industriel et Commercial
8/1/05	3.03	25,000	25,000
8/8/05	3.08	50,000	50,000
8/11/05	3.09	25,000	25,000
9/16/05	3.38	45,000	45,000
4/20/06	3.95	50,000	50,000
Deutsche Bank AG
8/8/05	3.21	55,000	55,000
Dresdner Bank AG
10/24/05	3.51	50,000	50,000
Hypo Real Estate Bank International
8/11/05	3.30 (f)	10,000	10,000
10/31/05	3.73 (f)	3,000	3,000
Royal Bank of Scotland PLC
8/9/05	3.31	110,000	110,000
Societe Generale
9/16/05	3.40	10,000	9,999
			612,999
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Bank of Tokyo-Mitsubishi Ltd.
8/3/05	3.16	50,000	50,000
8/9/05	3.18	60,000	60,000
Calyon
8/5/05	3.35	25,000	24,999
9/12/05	3.31 (c)	30,000	29,999
Canadian Imperial Bank of Commerce
8/15/05	3.45 (c)	60,000	60,000
Credit Suisse First Boston New York Branch
8/8/05	3.21	55,000	55,000
8/19/05	3.40 (c)	30,000	30,000
10/19/05	3.58 (c)	35,000	35,000
Deutsche Bank AG
9/5/05	3.31 (c)	40,000	40,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Dexia Credit Local de France
9/20/05	3.56%	$ 155,000	$ 155,001
Dresdner Bank AG
8/2/05	3.05	45,000	45,000
Eurohypo AG
9/23/05	3.50	25,000	25,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	25,000	25,000
9/15/05	3.57	22,000	22,000
Royal Bank of Canada
9/15/05	3.33 (c)	25,000	24,999
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	70,000	69,990
Toronto-Dominion Bank
4/18/06	3.92	25,000	25,000
Unicredito Italiano Spa
8/12/05	3.18 (c)	10,000	10,000
8/12/05	3.20 (c)	45,000	44,995
			831,983
TOTAL CERTIFICATES OF DEPOSIT			1,523,982
Commercial Paper - 22.0%

Bank of America Corp.
8/5/05	3.13	50,000	49,983
Barclays U.S. Funding Corp.
9/6/05	3.32	100,000	99,671
Beta Finance, Inc.
8/8/05	3.17 (b)	10,000	9,994
Capital One Multi-Asset Execution Trust
9/13/05	3.38	5,000	4,980
CC USA, Inc.
9/12/05	3.34 (b)	44,965	44,791
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/8/05	3.30	25,000	24,984
Comcast Corp.
8/25/05	3.54 (b)	12,000	11,972
11/4/05	3.49 (b)	7,000	6,937
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Countrywide Financial Corp.
8/1/05	3.37%	$ 20,000	$ 20,000
8/9/05	3.33	5,000	4,996
DaimlerChrysler NA Holding Corp.
8/1/05	3.47	3,000	3,000
8/3/05	3.48	4,000	3,999
8/15/05	3.54	5,000	4,993
8/17/05	3.56	11,000	10,983
8/22/05	3.59	6,000	5,987
8/24/05	3.61	13,000	12,970
8/26/05	3.62	5,000	4,987
Dominion Resources, Inc.
8/5/05	3.37	2,500	2,499
8/8/05	3.39	23,500	23,485
Emerald (MBNA Credit Card Master Note Trust)
8/10/05	3.28	10,000	9,992
9/28/05	3.51	5,000	4,972
10/11/05	3.60	5,000	4,965
Eurohypo AG
10/3/05	3.51	20,000	19,878
10/31/05	3.58	25,000	24,776
FCAR Owner Trust
9/15/05	3.29	20,000	19,919
9/16/05	3.29	6,000	5,975
10/4/05	3.35	2,000	1,988
Fortune Brands, Inc.
9/20/05	3.67	13,000	12,934
10/24/05	3.78	26,000	25,772
10/25/05	3.79	16,000	15,858
General Electric Capital Corp.
9/6/05	3.17	15,000	14,953
General Electric Capital Services, Inc.
9/6/05	3.17	40,000	39,875
Giro Funding US Corp.
8/9/05	3.31	40,000	39,971
Grampian Funding LLC
8/22/05	3.22	30,000	29,944
John Deere Capital Corp.
8/2/05	3.33	5,000	5,000
Kellogg Co.
8/22/05	3.45	4,000	3,992
9/1/05	3.47	2,000	1,994
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Kellogg Co. - continued
9/2/05	3.49%	$ 2,500	$ 2,492
9/16/05	3.53	5,000	4,978
Motown Notes Program
8/10/05	3.22	10,000	9,992
8/11/05	3.24	17,000	16,985
8/23/05	3.28	5,000	4,990
8/26/05	3.31	10,000	9,977
9/1/05	3.31	10,000	9,972
9/1/05	3.32	5,000	4,986
9/8/05	3.37	10,000	9,965
9/12/05	3.47	25,000	24,899
9/13/05	3.38	5,000	4,980
9/19/05	3.50	15,000	14,929
10/5/05	3.53	5,000	4,968
Newcastle (Discover Card Master Trust)
8/8/05	3.27	5,000	4,997
8/8/05	3.30	10,000	9,994
8/10/05	3.31	10,000	9,992
8/22/05	3.46	10,000	9,980
Oracle Corp.
8/8/05	3.21	25,000	24,985
Paradigm Funding LLC
8/10/05	3.29	10,000	9,992
10/7/05	3.51	15,000	14,903
Park Granada LLC
8/8/05	3.31	10,000	9,994
8/9/05	3.31	25,000	24,982
8/9/05	3.32	25,000	24,982
8/11/05	3.33	30,000	29,972
9/2/05	3.42	35,000	34,894
9/6/05	3.43	5,000	4,983
9/12/05	3.45	15,000	14,940
9/19/05	3.46	20,000	19,906
9/19/05	3.50	50,000	49,763
9/23/05	3.53	25,000	24,871
9/29/05	3.50	15,000	14,915
Park Sienna LLC
8/3/05	3.31	25,000	24,995
8/8/05	3.31	10,000	9,994
Santander Finance, Inc.
8/24/05	3.11	15,000	14,971
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Sigma Finance, Inc.
10/5/05	3.51% (b)	$ 10,000	$ 9,937
Strand Capital LLC
9/19/05	3.46	4,000	3,981
9/21/05	3.46	14,000	13,932
11/7/05	3.63	5,000	4,951
Stratford Receivables Co. LLC
8/4/05	3.33	15,000	14,996
8/5/05	3.32	15,000	14,994
Toyota Motor Credit Corp.
9/7/05	3.18	9,000	8,971
TOTAL COMMERCIAL PAPER			1,218,849
Master Notes - 3.9%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	23,000	23,000
Goldman Sachs Group, Inc.
8/11/05	3.40 (c)(f)	17,000	17,000
8/15/05	3.43 (c)(f)	60,000	60,000
8/26/05	3.35 (c)(f)	55,000	55,000
1/9/06	3.69 (f)	60,000	60,000
TOTAL MASTER NOTES			215,000
Medium-Term Notes - 20.2%

Allstate Life Global Funding II
8/8/05	3.36 (b)(c)	5,000	5,000
8/15/05	3.41 (b)(c)	5,000	5,000
8/15/05	3.42 (b)(c)	10,000	10,000
ASIF Global Financing XXX
8/23/05	3.45 (b)(c)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
8/23/05	3.44 (b)(c)	18,000	18,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (c)	45,000	45,000
BellSouth Telecommunications
9/6/05	3.41 (c)	10,000	10,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
BMW U.S. Capital LLC
8/15/05	3.36% (c)	$ 8,000	$ 8,000
Descartes Funding Trust
8/15/05	3.39 (c)	10,000	10,000
General Electric Capital Corp.
8/8/05	3.33 (c)	64,000	64,000
8/9/05	3.45 (c)	55,000	55,000
8/17/05	3.51 (c)	60,000	60,003
HBOS Treasury Services PLC
9/26/05	3.51 (c)	60,000	60,000
HSBC Finance Corp.
8/24/05	3.45 (c)	22,000	22,000
HSH Nordbank AG
8/23/05	3.46 (b)(c)	22,000	22,000
ING USA Annuity & Life Insurance Co.
9/24/05	3.54 (c)(f)	11,000	11,000
MBIA Global Funding LLC
10/18/05	3.57 (b)(c)	9,000	9,000
Metropolitan Life Insurance Co.
8/8/05	3.33 (b)(c)	5,000	5,000
Morgan Stanley
8/1/05	3.40 (c)	7,000	7,000
8/4/05	3.37 (c)	15,000	15,000
8/15/05	3.39 (c)	17,000	17,000
8/15/05	3.51 (c)	15,000	15,001
8/30/05	3.52 (c)	31,000	31,000
Pacific Life Global Funding
8/4/05	3.36 (b)(c)	5,000	5,000
8/15/05	3.37 (c)	5,000	5,000
RACERS
8/22/05	3.44 (b)(c)	50,000	50,000
Royal Bank of Scotland PLC
8/22/05	3.40 (b)(c)	45,000	45,000
SBC Communications, Inc.
6/5/06	3.96 (b)	14,170	14,213
SLM Corp.
8/1/05	3.39 (b)(c)	35,000	35,000
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (c)	30,000	30,000
Verizon Global Funding Corp.
9/15/05	3.52 (c)	145,000	145,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Wachovia Asset Securitization Issuance LLC
8/25/05	3.45% (b)(c)	$ 10,000	$ 10,000
Washington Mutual Bank, California
8/4/05	3.19 (c)	30,000	30,000
9/26/05	3.45 (c)	35,000	34,998
10/27/05	3.64 (c)	45,000	45,000
Wells Fargo & Co.
8/2/05	3.39 (c)	30,000	30,000
8/15/05	3.38 (c)	52,500	52,500
WestLB AG
8/10/05	3.36 (b)(c)	24,000	24,000
9/30/05	3.49 (b)(c)	26,000	26,000
Westpac Banking Corp.
9/12/05	3.40 (c)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			1,120,715
Short-Term Notes - 4.4%

Jackson National Life Insurance Co.
10/1/05	3.64 (c)(f)	34,000	34,000
Metropolitan Life Insurance Co.
8/30/05	3.55 (b)(c)	10,000	10,000
10/3/05	3.64 (c)(f)	25,000	25,000
Monumental Life Insurance Co.
8/1/05	3.41 (c)(f)	35,000	35,000
8/1/05	3.48 (c)(f)	29,000	29,000
New York Life Insurance Co.
9/30/05	3.62 (c)(f)	60,000	60,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (c)(f)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 1.1%

Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 3.38% tender 8/10/05, CP mode		10,000	10,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C4, 3.93% 6/30/06		10,000	10,000
Municipal Securities - continued
		Principal Amount (000s)	Value (000s)
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 3.43% (AMBAC Insured), VRDN, 8/5/05 (c)		$ 20,000	$ 20,000
Vermont Econ. Dev. Auth. Ind. Dev. Rev. Series 2005 A, 3.71% 10/26/05, LOC JPMorgan Chase Bank, CP (d)		22,150	22,150
TOTAL MUNICIPAL SECURITIES			62,150
Repurchase Agreements - 23.4%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/29/05 due 8/1/05 At 3.32%		$ 219,006	218,945
With:
Citigroup Global Markets, Inc. At 3.37%, dated 7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $204,000,000, 1.7% - 6.88%, 4/15/08 - 4/28/35)		200,056	200,000
Credit Suisse First Boston, Inc. At 3.39%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $157,504,283, 0.05% - 5.5%, 7/25/20 - 8/25/35)		150,042	150,000
Deutsche Bank Securities, Inc. At 3.44%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $17,850,001, 3.58% - 6.6%, 12/10/29 - 7/25/45)		170,049	170,000
Goldman Sachs & Co. At:
3.41%, dated:
7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $58,140,000, 0.35% - 7.75%, 3/24/13 - 10/25/44) (c)(e)		57,286	57,000
7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $2,040,000, 4.38% - 4.38%, 6/20/07 - 6/20/07)		2,001	2,000
3.42%, dated 7/1/05 due 8/23/05 (Collateralized by Corporate Obligations valued at $26,250,268, 4% - 4%, 6/15/34 - 6/15/34) (c)(e)		25,126	25,000
J.P. Morgan Securities, Inc. At 3.38%, dated 7/1/05 due 8/10/05 (Collateralized by Corporate Obligations valued at $52,724,753, 3.8% - 10.13%, 2/1/07 - 7/2/14)		50,188	50,000
Merrill Lynch, Pierce, Fenner & Smith At 3.46%, dated 7/27/05 due 10/25/05 (Collateralized by Corporate Obligations valued at $86,118,979, 0.01% - 12.38%, 8/1/05 - 3/6/30) (c)(e)		82,709	82,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. At:
3.38%, dated 7/1/05 due 8/10/05 (Collateralized by Mortgage Loan Obligations valued at $114,823,218, 0.64% - 9%, 1/15/25 - 12/24/37)		$ 110,413	$ 110,000
3.39%, dated 7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $79,865,068, 0% - 8.75%, 11/1/05 - 8/15/49)		76,021	76,000
Wachovia Securities, Inc. At 3.38%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,140,000, 0.25% - 7.08%, 12/25/32 - 12/25/44)		157,044	157,000
TOTAL REPURCHASE AGREEMENTS			1,297,945
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $5,715,882)			5,715,882
NET OTHER ASSETS - (3.1)%			(172,176)
NET ASSETS - 100%			$ 5,543,706
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $401,844,000 or 7.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $472,000,000 or 8.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 23,000
Goldman Sachs Group, Inc.: 3.35%, 8/26/05	8/26/04	$ 55,000
3.4%, 8/11/05	1/13/05	$ 17,000
3.43%, 8/15/05	2/14/05	$ 60,000
3.69%, 1/9/06	4/12/05	$ 60,000
Hypo Real Estate Bank International: 3.3%, 8/11/05	5/9/05	$ 10,000
3.73%,10/31/05	7/27/05	$ 3,000
ING USA Annuity & Life Insurance Co. 3.54%, 9/24/05	6/23/05	$ 11,000
Jackson National Life Insurance Co. 3.64%, 10/1/05	3/31/03	$ 34,000
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 3.64%, 10/3/05	3/26/02	$ 25,000
Monumental Life Insurance Co.: 3.41%, 8/1/05	2/1/00	$ 35,000
3.48%, 8/1/05	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 3.62%, 9/30/05	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 50,000
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,715,882,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

(formerly Spartan® U.S. Government
Money Market Fund)

July 31, 2005

1.804856.101

SPG-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 36.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 24.8%
Agency Coupons - 17.0%
8/22/05	3.18% (a)	$ 5,000,000	$ 4,997,476
9/6/05	3.22 (a)	13,000,000	12,999,211
9/21/05	3.31 (a)	20,000,000	19,984,078
9/22/05	3.31 (a)	29,000,000	28,975,020
10/3/05	3.39 (a)	16,350,000	16,348,078
			83,303,863
Discount Notes - 7.8%
8/3/05	2.96	3,657,000	3,656,407
8/10/05	2.89	5,000,000	4,996,438
8/17/05	2.95	10,952,000	10,937,835
8/17/05	2.99	10,000,000	9,986,889
9/6/05	3.10	8,961,000	8,933,669
			38,511,238
			121,815,101
Federal Home Loan Bank - 10.8%
Agency Coupons - 10.8%
8/2/05	3.10 (a)	5,000,000	4,996,527
8/10/05	3.12 (a)	10,000,000	9,994,981
8/26/05	3.17 (a)	20,000,000	19,999,217
9/13/05	3.27 (a)	18,000,000	17,987,635
			52,978,360
Freddie Mac - 1.0%
Discount Notes - 1.0%
7/25/06	4.01	5,100,000	4,904,741
TOTAL FEDERAL AGENCIES			179,698,202
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills - 1.5%
10/20/05	3.25	7,375,000	7,322,228
Repurchase Agreements - 61.7%
		Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations dated 7/29/05 due 8/1/05 At 3.32%) (b)		$ 287,938,716	$ 287,859,000
With UBS Warburg LLC At 3.3%, dated 6/7/05 due 9/16/05 (Collateralized by Mortgage Loan Obligations valued at $15,304,426, 4.36%, 7/1/35)		15,138,875	15,000,000
TOTAL REPURCHASE AGREEMENTS			302,859,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $489,879,430)			489,879,430
NET OTHER ASSETS - 0.2%			1,043,739
NET ASSETS - 100%			$ 490,923,169
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$287,859,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 43,760,327
Bank of America, National Association	43,760,327
Barclays Capital Inc.	87,520,655
Bear Stearns & Co. Inc.	65,640,491
Credit Suisse First Boston LLC	10,940,082
Morgan Stanley & Co. Incorporated.	30,767,077
Wachovia Capital Markets, LLC	5,470,041
$ 287,859,000
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $489,879,430.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

(formerly Spartan® U.S. Treasury
Money Market Fund)

July 31, 2005

1.804868.101

SPM-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 101.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 101.4%
8/4/05	3.05%	$ 142,031	$ 141,995
8/11/05	2.74	20,000	19,985
8/11/05	2.98	5,337	5,333
8/18/05	2.83	80,000	79,894
8/18/05	2.84	90,000	89,880
8/18/05	2.89	55,000	54,926
8/18/05	3.06	175,422	175,169
8/18/05	3.07	6,824	6,814
8/18/05	3.11	113	113
8/18/05	3.15	153	153
8/25/05	2.91	105,000	104,798
8/25/05	2.92	70,000	69,865
8/25/05	3.17	2,250	2,245
8/25/05	3.19	97,500	97,293
9/1/05	2.95	70,000	69,824
9/1/05	2.96	180,000	179,545
9/8/05	2.99	100,000	99,687
9/15/05	3.00	69,000	68,743
10/6/05	3.18	125,000	124,278
10/13/05	3.17	260,000	258,342
10/13/05	3.18	95,000	94,393
10/20/05	3.25	134,807	133,842
10/27/05	3.37	47,500	47,116
11/17/05	3.10	30,000	29,726
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,953,959)			1,953,959
NET OTHER ASSETS - (1.4)%			(26,106)
NET ASSETS - 100%			$ 1,927,853
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,953,959,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005